Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Schedule of Variable Interest Entities
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2013	2012
In millions
Current assets	$274.1	$10.3
Noncurrent assets	167.2	56.2
Total assets	$441.3	$66.5
Current liabilities	$22.0	$8.5
Noncurrent liabilities	275.4	69.6
Total liabilities	$297.4	$78.1